Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Net revenues	$ 17,389,217	$ 23,422,006	$ 15,243,282
Cost of revenues	(17,170,178)	(23,039,528)	(13,704,248)
Gross profit	219,039	382,478	1,539,034
Operating expenses:
Selling and marketing	(1,008,422)	(1,558,719)	(385,722)
General and administrative	(5,673,224)	(2,701,178)	(1,081,346)
Total operating expenses	(6,681,646)	(4,259,897)	(1,467,068)
Income (loss) from operations	(6,462,607)	(3,877,419)	71,966
Other income (expenses):
Interest expense, net	(40,051)	(60,756)	(14,803)
Other income (expenses), net	(357,448)	141,530	393,198
Total other income (expenses), net	(397,499)	80,774	378,395
Income (loss) from continuing operations before income tax expense	(6,860,106)	(3,796,645)	450,361
Income tax (expense) benefit	(527,119)	419,405	(116,063)
Net income (loss) from continuing operations	(7,387,225)	(3,377,240)	334,298
Loss from discontinued operation, net of tax	(81,605)	(36,404)	(57,376)
Net income (loss)	(7,468,830)	(3,413,644)	276,922
Net income (loss) from continuing operations	(7,468,830)	(3,377,240)	334,298
Less: Net income (loss) attributable to non-controlling interests from continuing operations	(1,005,032)	(434,971)	129,748
Net income (loss) attributable to EZGO Technologies Ltd.’s shareholders from continuing operations	(6,382,193)	(2,942,269)	204,550
Loss from discontinued operation, net of tax	(81,605)	(36,404)	(57,376)
Less: Net income attributable to non-controlling interests from discontinued operation
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	(81,605)	(36,404)	(57,376)
Net income (loss) attributable to EZGO Technologies Ltd.’s shareholders	$ (6,463,798)	$ (2,978,673)	$ 147,174
Net income (loss) from continuing operations per ordinary share:
Basic and diluted (in Dollars per share)	$ (0.47)	$ (0.27)	$ 0.03
Net loss from discontinued operation per ordinary share:
Basic and diluted (in Dollars per share)	(0.01)	0	(0.01)
Net income (loss) per ordinary share:
Basic and diluted (in Dollars per share)	$ (0.48)	$ (0.27)	$ 0.02
Weighted average shares outstanding
Basic and diluted (in Shares)	13,662,927	10,735,606	7,800,000